Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2022
Accounting Policies [Abstract]
Schedule of estimated useful lives property and equipment
Years

Laboratory equipment	5
Greenhouse equipment*	4 - 10
Computer equipment	3
Office furniture	17
Leasehold improvements	**
Electronic equipment	7
Vehicles	7

*	Greenhouse equipment - agricultural equipment used in the tobacco production greenhouse.

**	Leasehold improvements are amortized by the straight-line method over the shorter of the lease term or useful economic life.